UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 11/1/32	A1	$1,000,000	$1,087,010

			1,087,010
Florida (0.5%)

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,000,000	1,175,290

			1,175,290
Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	1,000,000	1,060,060

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	453,677

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	355,964

			1,869,701
Pennsylvania (86.4%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	993,790
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	522,035
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,129,230
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,054,960

Allegheny Cnty., Higher Edl. Bldg. Auth. Rev. Bonds (Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	613,855

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,207,420
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	Baa2	2,450,000	2,724,302
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,095,830

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	600,000	650,928

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	1,050,640

Beaver Cnty. Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst. Inc.), 5s, 5/15/26	AA-	1,000,000	1,096,400

Beaver Cnty., Indl. Dev. Auth. VRDN (First Energy Generation), 0.12s, 4/1/41	VMIG1	2,000,000	2,000,000

Beaver Cnty., Indl. Dev. Auth. VRDN (PA Elec. Co.), Ser. B, 0.12s, 11/1/25	VMIG1	3,950,000	3,950,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,243,660
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	716,485

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,138,500

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(US Steel Corp.), 6 3/4s, 6/1/26	BB	500,000	550,150
(Pennswood Village), Ser. A, 6s, 10/1/34 (Prerefunded 10/1/12)	AAA/P	1,000,000	1,040,640

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	245,018

Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (2/1/13) (Waste Management, Inc.), 2 7/8s, 12/1/22	A-2	1,000,000	1,015,850

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	Aa3	1,000,000	1,073,120

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,694,205

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	Aa3	1,000,000	1,077,340

Centennial, School Dist., Bucks Cnty. G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,273,500

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded 7/1/12)	AAA/P	500,000	521,910

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,137,320

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	338,300
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	795,320
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,868,575
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	768,008

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,649,235

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,224,940

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	550,000	550,671

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,204,535
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,084,850

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	800,000	847,720

Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,539,555

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,172,338

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	1,500,000	1,659,000

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	Aa3	2,665,000	2,810,296

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,050,760
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,061,530

Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s, 5/15/23	Aa2	1,000,000	1,053,830

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,100,400

Geisinger, Auth. Hlth. Syst. VRDN
(Geisinger Hlth. Syst.), Ser. C, 0.08s, 6/1/41	A-1	4,000,000	4,000,000
(Geisinger Hlth. Syst.), Ser. A, 0.08s, 5/15/35	VMIG1	2,600,000	2,600,000

Gen. Auth. of South Central Rev. Bonds (York College of Penn), 5 1/2s, 11/1/31	A	750,000	839,768

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	B-/P	1,000,000	873,610

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,615,200
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,079,120

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.15s, 7/1/34	A-1	1,040,000	1,040,000

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,100,910

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,285,758

Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,385,000	1,399,695

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,819,053
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	1,974,707

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	Aa3	1,360,000	1,480,374

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,370,175

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,108,420

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,863,715

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5 1/8s, 1/1/37	A-	2,000,000	2,047,420

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB+	1,000,000	1,052,580
5 1/4s, 4/1/30	BBB+	1,060,000	1,114,738

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	A2	2,145,000	2,305,317

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,218,285

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,370,915

Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,697,844

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	1,014,170

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,714,890

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A
5 1/2s, 8/15/40	A3	1,000,000	1,031,110
5 1/2s, 8/15/35	A3	2,000,000	2,064,460

Northeastern York, School Dist. G.O. Bonds, SGI, 5s, 3/1/21	A+	1,035,000	1,154,470

PA G.O. Bonds, AGM, 5 1/4s, 7/1/13	Aa1	1,000,000	1,066,370

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB+/F	500,000	551,230

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	Aa3	1,500,000	1,674,195

PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A1	1,000,000	1,003,800

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,275,300

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A3	1,000,000	1,018,160

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,236,360

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,278,629

PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	419,900

PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	820,000	856,605
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,070,660
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	1,037,960

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	Aa1	1,500,000	1,789,665
5s, 11/15/19	Aa1	1,500,000	1,882,620

PA State Econ. Dev. Fin. Auth. Rev. Bonds (Forum PL), 5s, 3/1/34	Aa3	2,000,000	2,153,120

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	866,762

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	637,032
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	1,045,200
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,015,390
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,017,540
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,072,010
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	1,028,425
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,072,500
(Thomas Jefferson U.), 5s, 3/1/40	AA-	1,000,000	1,071,330
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	202,650
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,359,013
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	345,121

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	692,405

PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A1	2,000,000	2,268,660

PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25 (Prerefunded 6/1/13)	AA+	3,000,000	3,185,430
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	A	5,000,000	5,624,400
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	Aa3	1,000,000	1,056,070
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,384,150
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,376,563
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	Aa2	2,000,000	2,110,880

PA State Tpk. Comm. Rev. Bonds
(Motor License), Ser. FD-A1, 5s, 12/1/38	Aa3	2,000,000	2,169,260
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,229,346
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,457,111

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,426,392
Ser. C, zero %, 12/1/38	AA	3,000,000	805,200

PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,098,630
5s, 9/1/29	Aa1	1,400,000	1,520,638

Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25	Aa2	2,000,000	2,121,280

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	Aa3	500,000	573,125
CIFG, 5s, 8/1/23	A2	1,980,000	2,105,215

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	2,186,360

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	950,207
(Master Charter School), 6s, 8/1/35	BBB+	500,000	530,775

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,295,475
Ser. A-1, AGM, 5s, 9/1/26	Aa3	2,000,000	2,068,000

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,409,932	241
6 5/8s, 7/1/21 (In default)(NON)	D/P	712,148	71

Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded 8/1/12)	Aa2	3,000,000	3,066,300
Ser. A, AMBAC, 5s, 8/1/22	Aa2	1,000,000	1,059,930

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,425,213

Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM, 5s, 9/1/34	Aa3	2,000,000	2,097,940

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,176,040

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,047,920

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	598,903

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,849,632

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,794,151

Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongahela Valley Hosp.), U.S. Govt. Coll., 6 1/4s, 6/1/22 (Prerefunded 6/1/12)	Baa1	1,250,000	1,280,475
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,319,844

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	252,000	252,111

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	Aa3	1,500,000	1,647,510

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	1,068,730
(U. of Scranton), 5s, 11/1/35	A	1,000,000	1,079,340
(Wilkes U.), 5s, 3/1/22	BBB	625,000	663,750

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	758,603

			203,303,478
Puerto Rico (9.9%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,760,000	1,730,590
5 3/8s, 5/15/33	BBB	1,405,000	1,405,211

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,000,000	1,119,840
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa1	500,000	539,695
Ser. A, 5 1/4s, 7/1/34	Baa1	1,250,000	1,305,275

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	2,250,000	2,424,780

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	527,660
Ser. TT, 5s, 7/1/27	A3	650,000	684,353

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/15	Baa1	750,000	820,155

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	2,000,000	2,254,360
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,821,589
Ser. AA, NATL, 5 1/2s, 7/1/18	A3	65,000	74,051
Ser. AA-2, 5.3s, 7/1/35	A3	350,000	366,758

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,500,000	1,500,255

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,066,880
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	705,454

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	3,250,000	3,678,513
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	1,076,610
Ser. A, NATL, zero %, 8/1/43	Aa2	1,000,000	179,200

			23,281,229
Virgin Islands (0.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	437,052
Ser. A-1, 5s, 10/1/39	Baa2	600,000	609,804
Ser. A, 5s, 10/1/25	Baa2	450,000	486,099

			1,532,955
TOTAL INVESTMENTS

Total investments (cost $219,139,054)(b)			$232,249,663

.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $235,231,024.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $219,139,054, resulting in gross unrealized appreciation and depreciation of $16,496,277 and $3,385,668, respectively, or net unrealized appreciation of $13,110,609.
(NON)	Non-income-producing security.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	16.8%
	Local government	16.0
	Education	15.3
	Utilities	12.4
	Prerefunded	10.1
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.6%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$232,249,663	$—

Totals by level	$—	$232,249,663	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012